Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

April 27, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Growth Trust (the “Registrant”)

on behalf of Eaton Vance Global Natural Resources Fund (the “Fund”)

Post-Effective Amendment No. 132 (1933 Act File No. 002-22019)

Amendment No. 105 (1940 Act File No. 811-01241) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is being filed for the purposes of making non-material changes to the Fund’s prospectus and SAI.  The Amendment has been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 127 filed with the Securities and Exchange Commission (“SEC”) on January 13, 2012 (Accession No. 0000940394-12-000048) under 485(a).

The Amendment is filed pursuant to Rule 485(b) and will be effective April 30, 2012.  As internal counsel of the Registrant, I have reviewed the Amendment pursuant to Rule 485(b)(4) under the 1933 Act.  It is my view, that taking into account the granting of the request described above, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions or comments concerning the foregoing Amendment, please contact the undersigned at (617) 672-8879 or fax (617) 672-1879.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President